Bank Loan - current portion (Details 1) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Sep. 17, 2014	Sep. 24, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
December 31, 2013				$ 59,687,000
December 31, 2014	17,598			59,687,000
Credit Suisse Facility [Member]
Short-term Debt [Line Items]
December 31, 2013	36,450,000
Additions	0
Payments	(21,450,000)
Debt forgiveness	(15,000,000)
December 31, 2014	0
NBG Facility [Member]
Short-term Debt [Line Items]
December 31, 2013	23,237,000
Additions	0
Payments	(5,639,000)	(2,700,000)	(3,300,000)
Debt forgiveness	0
December 31, 2014	$ 17,598,000